Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEO’s	Average Compensation Actually Paid to Non-PEO NEO’s	Value of Initial Fixed $100 Investment Based on:		Net Income	Company- Selected Measure
Name						Total Shareholder Return	Peer Group Total Shareholder Return
Shane McMahon	2022	$1,086,240	$1,086,240	$335,044	$335,044	$251	$62	($282,116)	$100,936
Alf Poor	2022	$1,150,033	$1,150,033	$502,534	$502,534	$152	$26	($256,725)	$114,080
Conor McCarthy	2022	$581,674	$581,674	$335,044	$335,044	$251	$62	($282,116)	$100,936
Stephen Johnston	2022	$135,000	$135,000	$502,534	$502,534	$152	$26	($256,725)	$114,080
Shane McMahon	2021	$104,167	$104,167	$335,044	$335,044	$251	$62	($282,116)	$100,936
Alf Poor	2021	$645,833	$645,833	$502,534	$502,534	$152	$26	($256,725)	$114,080
Conor McCarthy	2021	$423,917	$423,917	$335,044	$335,044	$251	$62	($282,116)	$100,936
Stephen Johnston	2021	-	-	$502,534	$502,534	$152	$26	($256,725)	$114,080

Additional 402(v) Disclosure	The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,” and, on an average basis, the compensation of our other named executive officers, or “NEOs,” for each of the fiscal years ending December 31, 2022 and 2021, as such compensation relates to our financial performance for each such fiscal year.
Shane McMahon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,086,240	$ 104,167
PEO Actually Paid Compensation Amount	1,086,240	104,167
Non-PEO NEO Average Total Compensation Amount	335,044	335,044
Non-PEO NEO Average Compensation Actually Paid Amount	335,044	335,044
Total Shareholder Return Amount	251	251
Peer Group Total Shareholder Return Amount	62	62
Net Income (Loss)	$ 282,116	$ 282,116
Company Selected Measure Amount	100,936	100,936
Alf Poor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,150,033	$ 645,833
PEO Actually Paid Compensation Amount	1,150,033	645,833
Non-PEO NEO Average Total Compensation Amount	502,534	502,534
Non-PEO NEO Average Compensation Actually Paid Amount	502,534	502,534
Total Shareholder Return Amount	152	152
Peer Group Total Shareholder Return Amount	26	26
Net Income (Loss)	$ 256,725	$ 256,725
Company Selected Measure Amount	114,080	114,080
Connor McCarthy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 581,674	$ 423,917
PEO Actually Paid Compensation Amount	581,674	423,917
Non-PEO NEO Average Total Compensation Amount	335,044	335,044
Non-PEO NEO Average Compensation Actually Paid Amount	335,044	335,044
Total Shareholder Return Amount	251	251
Peer Group Total Shareholder Return Amount	62	62
Net Income (Loss)	$ 282,116	$ 282,116
Company Selected Measure Amount	100,936	100,936
Stephen Johnston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 135,000	$ 0
PEO Actually Paid Compensation Amount	135,000	0
Non-PEO NEO Average Total Compensation Amount	502,534	502,534
Non-PEO NEO Average Compensation Actually Paid Amount	502,534	502,534
Total Shareholder Return Amount	152	152
Peer Group Total Shareholder Return Amount	26	26
Net Income (Loss)	$ 256,725	$ 256,725
Company Selected Measure Amount	114,080	114,080